OPERATING LEASES (Details) - Schedule of operating right-of-use assets, liabilities, and monthly rent expense - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Lessee, Lease, Description [Line Items]
Increase in Operating Lease Right-of-Use-Asset	$ 26,436,022	$ 26,764,182
Increase in Operating Lease Liability	24,286,902	$ 24,034,669
August 2025 Lease extension [Member] | Jamaica Avenue at 169th Street [Member]
Lessee, Lease, Description [Line Items]
Increase in Operating Lease Right-of-Use-Asset	1,575,690
Increase in Operating Lease Liability	1,575,690
Decrease in Monthly Rent Expense	$ (14,766)